Post Balance Sheet Events - Summary of Segment Analysis Outlining Impacts which Change in Segment Revenue and Profit (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Specific item expense		£ 794	£ 842	£ 769
Specific Items [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Specific item expense	[1]	£ 218	£ 210	£ 229

[1]	a For a definition of specific items, see page 209. An analysis of specific items is provided in note 8.